Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues, net		$ 20,283,245	$ 21,713,138	$ 11,158,820
Cost of revenues		13,274,752	14,058,830	6,706,303
Gross Profit		7,008,493	7,654,308	4,452,517
Operating expenses:
Selling, general and administrative expenses		4,087,171	3,718,897	1,983,013
Total operating expenses		4,087,171	3,718,897	1,983,013
Income from operations		2,921,322	3,935,411	2,469,504
Other income (expense)
Other income		601,071	69,466	643,775
Financing expenses		(244,005)	(537,521)	(372,546)
Other expenses		(65,956)	(2,064)	(77,296)
Total other income (expenses), net		291,110	(470,119)	193,933
Income before income taxes		3,212,432	3,465,292	2,663,437
Income tax expense		280,069	263,080	239,496
Net income		2,932,363	3,202,212	2,423,941
Comprehensive income
Net income		2,932,363	3,202,212	2,423,941
Other comprehensive income (loss)
Foreign currency translation adjustment		(946,266)	247,004	467,994
Comprehensive income		$ 1,986,097	$ 3,449,216	$ 2,891,935
Earnings per share
Basic and diluted (in Dollars per share)		$ 0.29	$ 0.32	$ 0.24
Weighted average common shares outstanding*
Basic and diluted (in Shares)	[1]	10,000,000	10,000,000	10,000,000

[1]	The share amounts are presented on a retroactive basis.